Shareholder Report, Average Annual Return (Details)	12 Months Ended	20 Months Ended	26 Months Ended		40 Months Ended		48 Months Ended	49 Months Ended	52 Months Ended	60 Months Ended	61 Months Ended	66 Months Ended	72 Months Ended	73 Months Ended	84 Months Ended	86 Months Ended	98 Months Ended	101 Months Ended	108 Months Ended	113 Months Ended	116 Months Ended		120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000205645 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	10.74%									(0.27%)			1.68%
C000204721 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	14.44%							3.42%
C000196720 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.04%									0.29%											1.82%
C000204503 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	10.43%									1.36%				3.57%
C000211404 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	10.44%									4.64%		4.76%
C000211402 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.86%									4.11%		4.32%
C000219751 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	13.17%								(0.45%)
C000214263 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	11.67%									1.24%	1.62%
C000228040 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	14.65%				(1.84%)
C000222633 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.58%						4.27%
C000236814 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	9.21%		5.37%
C000236816 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.55%		(0.70%)
C000228465 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	13.78%					2.63%
C000236812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	8.56%			(5.12%)
C000237776 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	17.10%	9.48%
C000131291 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	13.78%									4.39%													4.20%
C000131292 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	8.03%									2.03%													2.22%
C000152179 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.90%									2.31%												3.15%
C000137225 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.29%									2.44%													1.72%
C000152180 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.73%									2.09%												3.19%
C000153287 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	20.91%									11.20%										9.31%
C000191091 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	9.40%									1.65%						2.80%
C000173141 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.97%									1.80%							2.76%
C000194633 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	16.68%									4.32%					4.34%
C000170245 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	17.45%									3.32%								4.89%
C000170247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	17.00%									5.56%								6.59%
C000161648 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	9.61%									0.46%									2.42%
C000069477 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	9.14%									(4.44%)													(1.80%)
C000102031 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.61%									2.96%													2.30%
C000069478 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.52%									(1.62%)													(1.66%)
C000110080 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	10.75%									(0.65%)													0.76%
C000110079 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	10.38%									0.45%													1.85%
C000110081 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.45%									0.03%													2.08%
C000119711 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.81%									1.48%													1.88%
C000055529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	18.36%									0.20%													2.48%
FTSE World Broad Investment Grade Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Broad Investment-Grade Bond Index
Average Annual Return, Percent	9.98%									(1.80%)													0.16%
J P Morgan EMBI Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMBI Global Diversified Index
Average Annual Return, Percent	18.16%	10.39%								0.47%													2.92%
Bloomberg U S Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%		2.06%		(1.55%)	(1.80%)	(1.29%)		(0.95%)	0.18%	0.38%	1.10%	1.95%	1.82%		1.35%	1.43%	1.50%		1.82%	1.71%	1.76%	1.82%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	9.54%									(1.64%)									0.83%
ICE BofA US Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	10.55%			1.42%				(1.84%)		(0.24%)					1.18%
Bloomberg U S Fixed Income Balanced Risk Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Fixed Income Balanced Risk Index
Average Annual Return, Percent	12.16%									0.49%											2.00%
Bloomberg December 2028 Maturity Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2028 Maturity Corporate Index
Average Annual Return, Percent	10.50%									1.41%				3.61%
ICE BofA BB US High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA BB US High Yield Constrained Index
Average Annual Return, Percent	14.51%							3.54%
Bloomberg MSCI USD Green Bond Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI USD Green Bond Select Index
Average Annual Return, Percent	10.87%									(0.09%)			1.84%
Bloomberg 2024 Term High Yield and Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 2024 Term High Yield and Income Index
Average Annual Return, Percent	7.49%									4.34%		4.51%
Bloomberg 2025 Term High Yield and Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 2025 Term High Yield and Income Index
Average Annual Return, Percent	10.88%									5.11%		5.20%
Bloomberg December 2029 Maturity Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2029 Maturity Corporate Index
Average Annual Return, Percent	11.70%									1.32%	1.66%
Bloomberg December 2030 Maturity Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2030 Maturity Corporate Index
Average Annual Return, Percent	13.25%								(0.39%)
Bloomberg 2026 Term High Yield and Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 2026 Term High Yield and Income Index
Average Annual Return, Percent	13.04%						4.65%
Bloomberg December 2031 Maturity Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2031 Maturity Corporate Index
Average Annual Return, Percent	14.64%				(1.82%)
Bloomberg 2027 Term High Yield and Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 2027 Term High Yield and Income Index
Average Annual Return, Percent	14.01%					2.87%
Cboe TLT 2 OTM BuyWrite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cboe TLT 2% OTM BuyWrite Index
Average Annual Return, Percent	9.64%			(4.36%)
Cboe HYG BuyWrite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cboe HYG BuyWrite Index
Average Annual Return, Percent	9.23%		5.76%
Cboe LQD BuyWrite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cboe LQD BuyWrite Index
Average Annual Return, Percent	6.05%		(0.27%)
J P Morgan EM Sovereign and Corporate Credit Core Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EM Sovereign and Corporate Credit Core Index
Average Annual Return, Percent	17.36%	9.65%
Markit iBoxx USD Liquid Investment Grade 0 5 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx® USD Liquid Investment Grade 0-5 Index
Average Annual Return, Percent	8.04%									2.06%													2.28%
Markit iBoxx USD Liquid High Yield 0 5 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx® USD Liquid High Yield 0-5 Index
Average Annual Return, Percent	13.93%									4.73%													4.53%
Bloomberg U S Treasury Floating Rate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Floating Rate Index
Average Annual Return, Percent	5.45%									2.59%													1.84%
Bloomberg December 2024 Maturity Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2024 Maturity Corporate Index
Average Annual Return, Percent	5.24%									2.28%												3.21%
Bloomberg December 2025 Maturity Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2025 Maturity Corporate Index
Average Annual Return, Percent	6.80%									2.10%												3.26%
Bloomberg U S Convertible Cash Pay Bond 250MM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Convertible Cash Pay Bond>$250MM Index
Average Annual Return, Percent	21.18%									11.72%										9.81%
Bloomberg Global Aggregate ex USD 10 Issuer Capped Hedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index
Average Annual Return, Percent	9.56%									0.58%									2.53%
Bloomberg MSCI US High Yield Choice ESG Screened Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI US High Yield Choice ESG Screened Index
Average Annual Return, Percent	17.35%									3.45%								5.12%
Bloomberg US High Yield Fallen Angel 3 Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield Fallen Angel 3% Capped Index
Average Annual Return, Percent	16.13%									5.98%								6.94%
Bloomberg December 2026 Maturity Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2026 Maturity Corporate Index
Average Annual Return, Percent	8.03%									1.89%							2.86%
ICE BofA US High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Average Annual Return, Percent	16.49%									4.37%					4.41%
Bloomberg December 2027 Maturity Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg December 2027 Maturity Corporate Index
Average Annual Return, Percent	9.46%									1.71%						2.85%
Bloomberg US Floating Rate Note 5 Years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Floating Rate Note<5 Years Index
Average Annual Return, Percent	6.62%									3.15%													2.52%
FTSE World Government Bond Index Developed Markets 1 3 Years Capped Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index
Average Annual Return, Percent	6.76%									(1.35%)													(1.44%)
Bloomberg U S CMBS ERISA Only Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. CMBS (ERISA Only) Index
Average Annual Return, Percent	10.75%									0.78%													2.16%
Bloomberg U S GNMA Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. GNMA Bond Index
Average Annual Return, Percent	10.69%									(0.53%)													0.93%
Bloomberg U S Universal 1 5 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal 1-5 Year Index
Average Annual Return, Percent	7.85%									1.51%													1.93%
Bloomberg U S Corporate Aaa A Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Aaa - A Capped Index
Average Annual Return, Percent	12.59%									0.14%													2.19%
J P Morgan EMBI Global Core Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMBI® Global Core Index
Average Annual Return, Percent	18.68%									0.33%													2.80%
FTSE World Government Bond Index Developed Markets Capped Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index - Developed Markets Capped Select Index
Average Annual Return, Percent	9.39%									(4.16%)													(1.47%)